Leases (Details) - One Energy Enterprises Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Finance lease of principal payments		$ 1,893
Finance lease of discount rate		8.83%
Fixed lease income	$ 92,920	$ 333,574
Minimum rental payments to be received	2,367,180		$ 0
Variable lease income	$ 0	$ 0